Risks and Concentration - Major customers and Vendors (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customers whose revenue represent greater than 10% of total revenue | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%